Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Events

The Group has evaluated subsequent events through November 10, 2026, the date of issuance of the consolidated financial statements, except for the events mentioned below, the Group did not identify any subsequent events with material financial impact on the Group’s consolidated financial statements.

(a) Convertible Note Conversions

Subsequent to June 30, 2026 and through the date of this report, outstanding convertible notes were converted into Class A Ordinary Shares in multiple tranches, with an aggregate of 1,092,231 Class A Ordinary Shares (273,058 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) issued upon conversion.

(b) Equity Line of Credit

On February 11, 2026, the Company entered into a Common Stock Purchase Agreement (the “ELOC Purchase Agreement”) with L1 Capital Global Opportunities Master Fund (the “Investor”), pursuant to which the Company has the right, but not the obligation, to require the Investor to purchase, from time to time during a 24-month commitment period, up to an aggregate of $20,000,000 of Class A Ordinary Shares. The agreement was subsequently approved by the Board of Directors on July 21, 2026. As consideration for the Investor’s commitment, the Company agreed to issue to the Investor commitment shares equal to 2% of the commitment amount (approximately $400,000 in value).

As of the date of issuance of this report, the Company had issued and sold 95,000 Class A Ordinary Shares (23,750 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) to the Investor under the ELOC Purchase Agreement for aggregate gross proceeds of approximately $80,830.

(c) Private Placement

On September 2, 2026, the Company entered into a subscription agreement with 3E NETWORK TECHNOLOGY PTE. LTD. (the "Yang Investor"), a company controlled by Dr. Tingjun Yang, the Company's Chief Executive Officer and a director, pursuant to which Yang Investor agreed to subscribe for Class A ordinary shares for aggregate proceeds of $1,000,000. The transaction was completed in September 2026, and the Company issued 701,262 (175,316 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) Class A Ordinary Shares to Yang Investor. The transaction, which constituted a related-party transaction and was reviewed and approved by the Audit Committee and the Board of Directors.

On October 23, 2026, the Company entered into a subscription agreement with Yang Investor and six individual purchasers (collectively, the "Purchasers"), for a private placement with aggregate gross proceeds of $5,000,000. Pursuant to the agreement, the Company agreed to issue an aggregate of 2,751,789 Class A ordinary shares at an approximate purchase price of US$1.8170 per share (1,375,895 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026 at $3.6340). The Yang Investor subscribed for 1,157,823 Class A ordinary shares (578,912 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) for approximately $2,103,764. This related-party transaction was reviewed and approved by the Audit Committee and the Board of Directors.

(d) Share Subscription in hashbeaver tech Limited

On September 3, 2026, BVI 3e Holdings entered into a Share Subscription Agreement (the “Agreement”) with hashbeaver. Pursuant to the Agreement, BVI 3e Holdings agreed to subscribe for, and hashbeaver agreed to issue and allot, 1,600,000 ordinary shares of the Target (the “Subscription Shares”) for a total consideration of US$1,600,000. The registration of the Subscription Shares was formally completed in late September 2026, following which BVI 3e Holdings was duly entered into the register of members of hashbeaver as a shareholder, thereby acquiring an equity interest in the enlarged issued share capital of hashbeaver.

(e) Reverse Stocks Splits

On October 10 and October 28, 2026, the board of directors approved two successive 1-for-2 reverse stock splits, resulting in a cumulative 1-for-4 reverse stock split of its Class A and Class B ordinary shares effective on October 30, 2026. Accordingly, the par value per ordinary share was adjusted from US$0.0025 to US$0.01, and all outstanding warrants and shares reserved for issuance under the Group's equity incentive plans were proportionately adjusted in accordance with their respective terms.

(f) Nasdaq Delisting Determination and Compliance Efforts

On October 27, 2026, the Company received a delisting determination from Nasdaq due to its failure to meet the minimum bid price requirement of US$1.00 per share for 30 consecutive business days from September 15 to October 26, 2026. The Company is also ineligible for an additional compliance period as it completed a 1-for-25 reverse stock split within the preceding 12 months. The Company intends to appeal the determination by requesting a hearing before an independent Nasdaq Hearings Panel by November 3, 2026, during which trading of its Class A ordinary shares under the symbol “MASK” will continue. Meanwhile, the Company is evaluating various measures to regain compliance, including potential capital markets transactions, financing activities and further share consolidations.